November 17, 2006

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Leuthold Funds, Inc. File Nos. 033-96634 and 811-09094 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Leuthold Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

       1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 20 to Form N-1A Registration Statement filed by the Company on November 13, 2006, which became effective November 13, 2006. This is the most recent amendment to such registration statement.

       2.     The text of Post-Effective Amendment No. 20 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on November 13, 2006.

Very truly yours,
LEUTHOLD FUNDS, INC.
By: /s/ Roger A. Peters
Roger A. Peters
Chief Compliance Officer